Concentrations and Risks	12 Months Ended
Sep. 30, 2023
Concentrations and Risks [Abstract]
CONCENTRATIONS AND RISKS

26. CONCENTRATIONS AND RISKS

Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash with financial institutions with high-credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the customers. To reduce credit risk, the Company performs on-going credit evaluations of the financial condition of these customers. The Company conducts credit evaluations of its customers, and generally requires advance consideration from customers prior to transferring the products to the customer or other conditions under terms of a sales contract from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for expected credit losses accounts. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Concentration of customers

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the fiscal years ended September 30,
	2023	2022	2021
	$	$	$
Amount of the Company’s revenue
Customer A(1)	—	138,921	—
Customer B(2)	—	54,277	—
Customer C(3)	609,218	—	—
Customer D(4)	409,456	—	—

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of September 30,
	2023	2022
	$	$
Amount of the Company’s accounts receivable
Customer E(5)	—	24,396
Customer F(6)	—	20,668
Customer G(7)	258	—

(1)	Customer A is in the automobile leasing industry.
(2)	Customer B is in the automotive industry

(3)	Customer C is in the automotive industry
(4)	Customer D is in the automotive industry.
(5)	Customer E is in the tires manufacturing industry.
(6)	Customer F is in the retail industry.
(7)	Customer G is in the automotive maintenance industry.

Concentration of suppliers

The following table sets forth a summary of single supplier who represent 10% or more of the Company’s total accounts payable:

	As of September 30, 2023	As of September 30, 2022
	$	$
Amount of the Company’s accounts payable
Supplier A(8)	490,236	770,758

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the fiscal years ended September 30,
	2023	2022	2021
	$	$	$
Amount of the Company’s purchase
Supplier A(8)	1,093,750	1,015,106	—

(8)	Supplier A is in the automobile manufacture industry.

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of trade and other receivables (excluding prepayments) and cash presented on the statements of financial position. The Company has no other financial assets which carry significant exposure to credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of JPY converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

The Company’s interest-rate risk arises from bank borrowings and long-term loan from financial Institution. The Company manages interest rate risk by varying the issuance and maturity dates of variable rate debt, limiting the amount of variable rate debt, and continually monitoring the effects of market changes in interest rates. As of September 30, 2023 and 2022, the bank loans and long-term loans were at fixed interest rates.

Economic and political risk

The Company’s major operations are conducted in Japan. Accordingly, the political, economic, and legal environments in Japan, as well as the general state of Japan’s economy may influence the Company’s business, financial condition, and results of operations.